INITIAL PUBLIC OFFERING (Details) - $ / shares		12 Months Ended
	Sep. 09, 2020	Dec. 31, 2021	Jun. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit		2	2
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	33,421,570
Share price	$ 10.00
Over allotment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	3,421,570	3,421,570
Class A Common stock | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	33,421,570	33,421,570
Share price	$ 10.00	$ 10.00
Number of shares in a unit	1	1
Number of warrants in a unit	0.5	0.5
Number of shares issuable per warrant (in shares)	1	1
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50